Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Costs Incurred for Property Acquisitions, Exploration and Development Activities (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated entities [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Property acquisition costs	¥ 7,610	¥ 3,712
Exploration costs	38,230	36,913	¥ 43,659
Development costs	144,913	146,158	187,696
Total	190,753	186,783	231,355
Consolidated entities [member] | Mainland China [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Property acquisition costs	0
Exploration costs	37,351	35,862	41,687
Development costs	132,829	129,738	166,321
Total	170,180	165,600	208,008
Consolidated entities [member] | Other countries [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Property acquisition costs	7,610	3,712
Exploration costs	879	1,051	1,972
Development costs	12,084	16,420	21,375
Total	20,573	21,183	23,347
Equity method investments [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Total	2,110	1,462	2,178
Equity method investments [member] | Mainland China [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Total	0
Equity method investments [member] | Other countries [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Total	¥ 2,110	¥ 1,462	¥ 2,178